High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund
HIGH YIELD STRATEGY FUND
INVESTMENT OBJECTIVE -
The High Yield Strategy Fund (the "Fund") seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future,
at least $100,000 in certain Rydex|SGI Funds. More information about these and
other discounts is available from your financial professional and under the
"Sales Charges" section on page 306 of the Prospectus and in the "A-Class
Shares - Initial Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees High Yield Strategy Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Strategy Fund	A-Class Shares	C-Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.53%
Total Annual Fund Operating Expenses	1.54%	2.28%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example High Yield Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	624	938	1,275	2,222
C-Class Shares	331	712	1,220	2,615

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
High Yield Strategy Fund C-Class Shares	231	712	1,220	2,615

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund seeks to gain exposure similar to the total return of the high yield bond market as represented by the global universe (excluding emerging market countries) of fixed rate, non-investment grade debt by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as "junk bonds," are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor
Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S.
Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Issuer Specific Risk - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the
Fund to decrease.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is 4.06%.

Highest Quarter Return                    Lowest Quarter Return
(quarter ended 9/30/2009) 9.31%   (quarter ended 3/31/2009) -13.23%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns High Yield Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	10.98%	4.05%	Apr. 16, 2007
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	8.42%	0.92%	Apr. 16, 2007
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.12%	1.51%	Apr. 16, 2007
C-Class Shares	Return Before Taxes	14.62%	4.63%	Apr. 16, 2007
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	11.88%	1.43%	Apr. 16, 2007
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.49%	1.97%	Apr. 16, 2007
Barclays Capital U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	15.12%	7.95%	Apr. 16, 2007